Taxation - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)	$ (402)	$ 219	$ (335)	$ 415
Switzerland [member]
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)	5		7
Canada [member] | New Legislation [Member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense income relating to rate changes or imposition of new taxes			$ 468
Organization For Economic Cooperation And Development [Member]
Disclosure Of Income Taxes [Line Items]
Minimum tax rate percentage as per top up taxes			15.00%
Tax Audit Settlement [Member]
Disclosure Of Income Taxes [Line Items]
Current tax expense	(24)		$ (24)
Elite [Member]
Disclosure Of Income Taxes [Line Items]
Current tax expense	$ 78		$ 78
Investments accounted for using equity method [member]
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)		$ 97		$ 233